Assumptions used in the Black-Scholes valuation model for stock options (Details)	12 Months Ended
Dec. 31, 2013
Assumptions used in the Black-Scholes valuation model for stock options
Stock price over the period	0.50 to 0.65
Risk free interest rate	1.41% to 2.71%
Expected life of options	5 to 10 years
Expected volatility	127.99% to 150.0%
Expected dividend rate	0.00%